UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01899
BNY Mellon Research Growth Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
2/28
Date of reporting period:
2/28/26
ITEM 1 - Reports to Stockholders
BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class A – DWOAX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$108	1.01%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class A shares returned 14.19%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	7.64%	7.48%	14.19%
without Sales Charge	14.19%	8.76%	14.87%
Russell 1000® Index (broad-based index)	16.73%	13.32%	15.32%
Russell 1000® Growth Index	14.78%	14.36%	18.23%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
42.6%
Communication Services
13.8%
Industrials
12.5%
Health Care
10.6%
Consumer Discretionary
10.0%
Financials
5.8%
Consumer Staples
2.6%
Investment Companies
1.1%
Energy
0.9%
Utilities
0.7%
Net Other Assets and Liabilities
-0.6%

How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6232AR0226

BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class C – DWOCX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$188	1.76%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class C shares returned 13.40%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	12.48%	*	7.95%	14.02%
without Deferred Sales Charge	13.40%		7.95%	14.02%
Russell 1000® Index (broad-based index)	16.73%		13.32%	15.32%
Russell 1000® Growth Index	14.78%		14.36%	18.23%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6233AR0226

BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class I – DWOIX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$82	0.76%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class I shares returned 14.53%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Share Class	1YR	5YR	10YR
Class I	14.53%	9.04%	15.16%
Russell 1000® Index (broad-based index)	16.73%	13.32%	15.32%
Russell 1000® Growth Index	14.78%	14.36%	18.23%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6234AR0226

BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Y – DRYQX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$82	0.76%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class Y shares returned 14.48%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Share Class	1YR	5YR	10YR
Class Y	14.48%	9.03%	15.17%
Russell 1000® Index (broad-based index)	16.73%	13.32%	15.32%
Russell 1000® Growth Index	14.78%	14.36%	18.23%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0366AR0226

BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Z – DREQX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$87	0.81%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2026, the Fund’s Class Z shares returned 14.44%.
  In comparison, the Russell 1000® Growth Index returned 14.78% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose amid easing inflation and stabilizing interest rate expectations, with gains led by growth-oriented names tied to technology and AI-driven earnings momentum.
  Strong stock selection and overweight positioning in industrials, especially overweight exposure to the electrical equipment subsector, bolstered relative performance. Strong stock selection in financials also contributed positively.
  Secondary positive contributors to relative performance included both underweight positioning and stock selection within the consumer staples sector.
  Weak stock selection and overweight exposure to health care detracted most from relative returns. Selection within consumer discretionary and positioning and selection within real estate also detracted.
  Secondary detractors included unfavorable stock selection within the information technology and communication services sectors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2016 through February 28, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/29/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/26 )
Share Class	1YR	5YR	10YR
Class Z	14.44%	8.97%	15.10%
Russell 1000® Index (broad-based index)	16.73%	13.32%	15.32%
Russell 1000® Growth Index	14.78%	14.36%	18.23%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,596	63	$11,701,336	44.35%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective June 30, 2025, the fund’s investment adviser, BNY Mellon Investment Adviser, Inc., revised the expense limitation agreement and contractually agreed, until June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0018AR0226

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,725 in 2025 and $37,725 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,479 in 2025 and $7,770 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2025 and $4,763 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,439 in 2025 and $7,803 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $7,767 in

2025 and $7,976 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,402,909 in 2025 and $2,584,588 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Research Growth Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
A	DWOAX
C	DWOCX
I	DWOIX
Y	DRYQX
Z	DREQX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Research Growth Fund, Inc.
SCHEDULE OF INVESTMENTS
February 28, 2026

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8%
Banks — .5%
SouthState Bank Corp.	84,388	8,326,564
Capital Goods — 11.7%
AMETEK, Inc.	92,521	22,132,874
Axon Enterprise, Inc.(a)	22,382	12,139,997
Emerson Electric Co.	139,773	21,070,780
Fortune Brands Innovations, Inc.	145,033	7,881,093
GE Vernova, Inc.	28,140	24,583,104
Howmet Aerospace, Inc.	110,768	29,079,923
Hubbell, Inc.	53,139	27,187,506
Trane Technologies PLC	42,357	19,582,488
Vertiv Holdings Co., Cl. A	89,644	22,849,359
		186,507,124
Commercial & Professional Services — .8%
Veralto Corp.	126,415	12,316,613
Consumer Discretionary Distribution & Retail — 7.6%
Amazon.com, Inc.(a)	486,761	102,219,810
Burlington Stores, Inc.(a)	33,916	10,407,803
Chewy, Inc., Cl. A(a)	306,543	8,405,409
		121,033,022
Consumer Durables & Apparel — .9%
Ralph Lauren Corp.	41,193	14,936,582
Consumer Services — 1.5%
Dutch Bros, Inc., Cl. A(a)	147,534	7,909,297
Planet Fitness, Inc., Cl. A(a)	99,545	8,177,622
Wingstop, Inc.	32,096	8,329,233
		24,416,152
Consumer Staples Distribution & Retail — 1.1%
Casey’s General Stores, Inc.	24,489	16,789,414
Energy — .9%
EQT Corp.	246,704	15,152,560
Financial Services — 5.3%
CME Group, Inc.	63,441	20,269,400
Mastercard, Inc., Cl. A	79,028	40,874,072
The Goldman Sachs Group, Inc.	26,864	23,091,488
		84,234,960
Health Care Equipment & Services — 3.9%
Alcon AG	195,041	17,003,674
Boston Scientific Corp.(a)	182,793	14,047,642
Elevance Health, Inc.	27,236	8,715,520
Guardant Health, Inc.(a),(b)	90,502	8,498,138
IDEXX Laboratories, Inc.(a)	21,346	14,018,559
		62,283,533
Household & Personal Products — 1.5%
The Estee Lauder Companies, Inc., Cl. A	220,283	24,114,380
Media & Entertainment — 13.8%
Alphabet, Inc., Cl. C	406,305	126,535,566
Meta Platforms, Inc., Cl. A	91,235	59,136,702
Netflix, Inc.(a)	95,701	9,210,264

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Media & Entertainment — 13.8% (continued)
Spotify Technology SA(a)	25,753	13,261,250
The Walt Disney Company	115,646	12,263,102
		220,406,884
Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
Ascendis Pharma A/S, ADR(a)	43,278	10,105,413
Gilead Sciences, Inc.	146,619	21,838,900
Illumina, Inc.(a)	76,442	10,278,391
Insmed, Inc.(a)	69,752	10,416,066
Madrigal Pharmaceuticals, Inc.(a),(b)	18,310	7,909,920
Natera, Inc.(a)	44,241	9,203,898
Repligen Corp.(a)	64,633	8,320,206
Thermo Fisher Scientific, Inc.	37,161	19,364,969
Vertex Pharmaceuticals, Inc.(a)	19,403	9,639,993
		107,077,756
Real Estate Management & Development — .3%
CoStar Group, Inc.(a)	92,189	4,114,395
Semiconductors & Semiconductor Equipment — 20.8%
Advanced Micro Devices, Inc.(a)	38,085	7,624,998
ASML Holding NV	15,975	23,172,696
Broadcom, Inc.	85,032	27,171,976
Micron Technology, Inc.	40,418	16,667,171
NVIDIA Corp.	1,331,347	235,901,375
Texas Instruments, Inc.	104,922	22,255,005
		332,793,221
Software & Services — 12.7%
Atlassian Corp., Cl. A(a)	91,511	6,875,221
Bentley Systems, Inc., Cl. B(b)	290,966	10,634,807
Intuit, Inc.	32,977	13,488,582
JFrog Ltd.(a)	156,693	6,291,224
Microsoft Corp.	277,429	108,957,466
MongoDB, Inc.(a)	30,810	10,120,161
ServiceNow, Inc.(a)	100,761	10,883,196
Shopify, Inc., Cl. A(a)	130,696	15,778,928
Synopsys, Inc.(a)	45,695	18,917,730
		201,947,315
Technology Hardware & Equipment — 9.1%
Apple, Inc.	549,308	145,116,187
Utilities — .7%
Constellation Energy Corp.	31,888	10,519,213
Total Equity Securities - Common Stocks (cost $782,209,807)		1,592,085,875

1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $10,745,505)	3.72	10,745,505	10,745,505

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $7,091,889)	3.72	7,091,889	7,091,889
Total Investments (cost $800,047,201)		100.9%	1,609,923,269
Liabilities, Less Cash and Receivables		(.9%)	(13,872,531)
Net Assets		100.0%	1,596,050,738

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $23,192,382 and the value of the collateral was
$24,433,664, consisting of cash collateral of $7,091,889 and U.S. Government & Agency securities valued at $17,341,775.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 2/28/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	14,513,948	305,538,956	(309,307,399)	10,745,505	654,451
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	-	217,225,093	(210,133,204)	7,091,889	26,414††
Total - 1.1%	14,513,948	522,764,049	(519,440,603)	17,837,394	680,865

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $23,192,382)—Note 1(c):
Unaffiliated issuers	782,209,807	1,592,085,875
Affiliated issuers	17,837,394	17,837,394
Receivable for investment securities sold		4,006,635
Dividends and securities lending income receivable		612,907
Receivable for shares of Common Stock subscribed		64,060
Tax reclaim receivable—Note 1(b)		20,203
Prepaid expenses		57,874
		1,614,684,948
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,028,817
Payable for investment securities purchased		9,223,098
Liability for securities on loan—Note 1(c)		7,091,889
Payable for shares of Common Stock redeemed		1,037,905
Directors’ fees and expenses payable		34,313
Other accrued expenses		218,188
		18,634,210
Net Assets ($)		1,596,050,738
Composition of Net Assets ($):
Paid-in capital		684,240,666
Total distributable earnings (loss)		911,810,072
Net Assets ($)		1,596,050,738

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	709,616,709	2,752,076	174,521,936	59,650,666	649,509,351
Shares Outstanding	37,704,332	198,296	9,062,748	3,111,240	32,607,491
Net Asset Value Per Share ($)	18.82	13.88	19.26	19.17	19.92
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended February 28, 2026

Investment Income ($):
Income:
Cash dividends (net of $4,568 foreign taxes withheld at source):
Unaffiliated issuers	6,153,333
Affiliated issuers	654,451
Affiliated income net of rebates from securities lending—Note 1(c)	26,414
Total Income	6,834,198
Expenses:
Management fee—Note 3(a)	12,203,184
Shareholder servicing costs—Note 3(c)	2,744,928
Directors’ fees and expenses—Note 3(d)	145,103
Registration fees	104,496
Professional fees	103,689
Prospectus and shareholders’ reports	63,581
Loan commitment fees—Note 2	39,382
Chief Compliance Officer fees—Note 3(c)	26,366
Distribution Plan fees—Note 3(b)	23,219
Custodian fees—Note 3(c)	17,982
Shareholder and regulatory reports service fees—Note 3(c)	16,383
Miscellaneous	76,149
Total Expenses	15,564,462
Less—reduction in expenses due to undertaking—Note 3(a)	(1,008,565)
Less—reduction in fees due to earnings credits—Note 3(c)	(26,758)
Net Expenses	14,529,139
Net Investment (Loss)	(7,694,941)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	274,908,725
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(48,922,597)
Net Realized and Unrealized Gain (Loss) on Investments	225,986,128
Net Increase in Net Assets Resulting from Operations	218,291,187
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2026	2025
Operations ($):
Net investment (loss)	(7,694,941)	(8,434,901)
Net realized gain (loss) on investments	274,908,725	172,629,039
Net change in unrealized appreciation (depreciation) on investments	(48,922,597)	35,500,135
Net Increase (Decrease) in Net Assets Resulting from Operations	218,291,187	199,694,273
Distributions ($):
Distributions to shareholders:
Class A	(110,042,726)	(27,291,802)
Class C	(621,265)	(177,598)
Class I	(27,703,141)	(7,024,605)
Class Y	(10,998,547)	(3,768,277)
Class Z	(95,283,701)	(23,736,376)
Total Distributions	(244,649,380)	(61,998,658)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,596,064	12,082,825
Class C	245,327	392,839
Class I	37,439,700	34,249,233
Class Y	6,809,214	9,661,187
Class Z	1,299,022	1,434,644
Distributions reinvested:
Class A	104,044,564	25,927,993
Class C	511,886	148,581
Class I	24,522,689	6,180,174
Class Y	3,954,834	1,751,745
Class Z	90,619,276	22,544,659
Cost of shares redeemed:
Class A	(90,422,241)	(77,567,102)
Class C	(1,146,729)	(1,896,244)
Class I	(67,229,352)	(56,397,784)
Class Y	(36,419,666)	(32,228,933)
Class Z	(67,705,392)	(71,183,033)
Increase (Decrease) in Net Assets from Capital Stock Transactions	20,119,196	(124,899,216)
Total Increase (Decrease) in Net Assets	(6,238,997)	12,796,399
Net Assets ($):
Beginning of Period	1,602,289,735	1,589,493,336
End of Period	1,596,050,738	1,602,289,735

	Year Ended February 28,
	2026	2025
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	694,417	630,654
Shares issued for distributions reinvested	5,338,473	1,247,738
Shares redeemed	(4,609,207)	(4,016,087)
Net Increase (Decrease) in Shares Outstanding	1,423,683	(2,137,695)
Class C(a)
Shares sold	16,684	25,249
Shares issued for distributions reinvested	35,133	9,149
Shares redeemed	(78,477)	(126,616)
Net Increase (Decrease) in Shares Outstanding	(26,660)	(92,218)
Class I(b)
Shares sold	1,917,932	1,758,471
Shares issued for distributions reinvested	1,232,172	292,484
Shares redeemed	(3,379,372)	(2,923,328)
Net Increase (Decrease) in Shares Outstanding	(229,268)	(872,373)
Class Y(b)
Shares sold	340,364	484,460
Shares issued for distributions reinvested	199,750	83,218
Shares redeemed	(1,898,907)	(1,642,240)
Net Increase (Decrease) in Shares Outstanding	(1,358,793)	(1,074,562)
Class Z(b)
Shares sold	63,762	69,657
Shares issued for distributions reinvested	4,404,721	1,035,534
Shares redeemed	(3,280,347)	(3,522,913)
Net Increase (Decrease) in Shares Outstanding	1,188,136	(2,417,722)

(a)
During the period ended February 28, 2026, 7,886 Class C shares representing $113,564 were automatically converted to 6,099 Class A shares and during the period ended February 28, 2025, 1,485 Class C shares representing $22,630 were automatically converted to 1,173 Class A shares.

(b)
During the period ended February 28, 2026, 24,246 Class Y shares representing $500,919 were exchanged for 24,156 Class I shares and 19,585 Class Z shares representing $422,849 were exchanged for 20,607 Class A shares. During the period ended February 28, 2025, 6,450 Class A shares representing $121,437 were exchanged for 6,930 Class I shares, 19,681 Class Y shares representing $425,106 were exchanged for 19,608 Class I shares and 7,545 Class Z shares representing $147,361 were exchanged for 7,764 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended February 28/29,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	19.22	17.68	13.26	18.48	20.76
Investment Operations:
Net investment (loss)(a)	(.12 )	(.12 )	(.06 )	(.07 )	(.12 )
Net realized and unrealized gain (loss) on investments	2.84	2.42	5.09	(3.19)	.90
Total from Investment Operations	2.72	2.30	5.03	(3.26)	.78
Distributions:
Dividends from net realized gain on investments	(3.12)	(.76 )	(.61 )	(1.96)	(3.06)
Net asset value, end of period	18.82	19.22	17.68	13.26	18.48
Total Return (%)(b)	14.19	12.69	38.69	(16.69)	2.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09	1.09	1.10	1.12	1.10
Ratio of net expenses to average net assets(c)	1.01 (d)	1.03 (d)	1.02 (d)	1.03 (d)	1.03
Ratio of net investment (loss) to average net assets(c)	(.59 )(d)	(.63 )(d)	(.43 )(d)	(.50 )(d)	(.57 )
Portfolio Turnover Rate	44.35	27.94	21.26	30.98	31.62
Net Assets, end of period ($ x 1,000)	709,617	697,259	679,099	546,838	745,223

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended February 28/29,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	15.00	14.03	10.71	15.52	18.00
Investment Operations:
Net investment (loss)(a)	(.20 )	(.21 )	(.14 )	(.15 )	(.24 )
Net realized and unrealized gain (loss) on investments	2.20	1.94	4.07	(2.70)	.82
Total from Investment Operations	2.00	1.73	3.93	(2.85)	.58
Distributions:
Dividends from net realized gain on investments	(3.12)	(.76 )	(.61 )	(1.96)	(3.06)
Net asset value, end of period	13.88	15.00	14.03	10.71	15.52
Total Return (%)(b)	13.40	11.84	37.60	(17.31)	1.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93	1.93	1.93	1.92	1.86
Ratio of net expenses to average net assets(c)	1.76 (d)	1.78 (d)	1.76 (d)	1.78 (d)	1.78
Ratio of net investment (loss) to average net assets(c)	(1.34)(d)	(1.38)(d)	(1.18)(d)	(1.27)(d)	(1.32)
Portfolio Turnover Rate	44.35	27.94	21.26	30.98	31.62
Net Assets, end of period ($ x 1,000)	2,752	3,373	4,451	4,334	10,002

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28/29,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	19.55	17.93	13.41	18.62	20.85
Investment Operations:
Net investment (loss)(a)	(.07 )	(.07 )	(.03 )	(.04 )	(.07 )
Net realized and unrealized gain (loss) on investments	2.90	2.45	5.16	(3.21)	.90
Total from Investment Operations	2.83	2.38	5.13	(3.25)	.83
Distributions:
Dividends from net realized gain on investments	(3.12)	(.76 )	(.61 )	(1.96)	(3.06)
Net asset value, end of period	19.26	19.55	17.93	13.41	18.62
Total Return (%)	14.53	12.96	39.01	(16.50)	2.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.84	.86	.85	.82
Ratio of net expenses to average net assets(b)	.76 (c)	.78 (c)	.78 (c)	.78 (c)	.78
Ratio of net investment (loss) to average net assets(b)	(.34 )(c)	(.38 )(c)	(.17 )(c)	(.26 )(c)	(.32 )
Portfolio Turnover Rate	44.35	27.94	21.26	30.98	31.62
Net Assets, end of period ($ x 1,000)	174,522	181,704	182,253	142,996	253,415

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended February 28/29,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	19.48	17.87	13.37	18.56	20.79
Investment Operations:
Net investment (loss)(a)	(.07 )	(.07 )	(.03 )	(.04 )	(.07 )
Net realized and unrealized gain (loss) on investments	2.88	2.44	5.14	(3.19)	.90
Total from Investment Operations	2.81	2.37	5.11	(3.23)	.83
Distributions:
Dividends from net realized gain on investments	(3.12)	(.76 )	(.61 )	(1.96)	(3.06)
Net asset value, end of period	19.17	19.48	17.87	13.37	18.56
Total Return (%)	14.48	13.01	38.90	(16.44)	2.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.79	.80	.80	.78
Ratio of net expenses to average net assets	.76 (b),(c)	.78 (b),(c)	.78 (b),(c)	.78 (b),(c)	.78
Ratio of net investment (loss) to average net assets	(.34 )(b),(c)	(.38 )(b),(c)	(.18 )(b),(c)	(.29 )(b),(c)	(.33 )
Portfolio Turnover Rate	44.35	27.94	21.26	30.98	31.62
Net Assets, end of period ($ x 1,000)	59,651	87,082	99,056	65,538	285,559

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28/29,
Class Z Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	20.14	18.46	13.80	19.10	21.32
Investment Operations:
Net investment (loss)(a)	(.08 )	(.09 )	(.04 )	(.05 )	(.08 )
Net realized and unrealized gain (loss) on investments	2.98	2.53	5.31	(3.29)	.92
Total from Investment Operations	2.90	2.44	5.27	(3.34)	.84
Distributions:
Dividends from net realized gain on investments	(3.12)	(.76 )	(.61 )	(1.96)	(3.06)
Net asset value, end of period	19.92	20.14	18.46	13.80	19.10
Total Return (%)	14.44	12.91	38.92	(16.56)	2.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.86	.87	.88	.84
Ratio of net expenses to average net assets(b)	.81 (c)	.83 (c)	.82 (c)	.84 (c)	.83
Ratio of net investment (loss) to average net assets(b)	(.39 )(c)	(.43 )(c)	(.24 )(c)	(.32 )(c)	(.37 )
Portfolio Turnover Rate	44.35	27.94	21.26	30.98	31.62
Net Assets, end of period ($ x 1,000)	649,509	632,871	624,635	489,549	656,046

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Research Growth Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,592,085,875	—	—	1,592,085,875
Investment Companies	17,837,394	—	—	17,837,394
	1,609,923,269	—	—	1,609,923,269

†	See Schedule of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS (continued)
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $3,616 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	23,192,382
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(23,192,382)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social

NOTES TO FINANCIAL STATEMENTS (continued)
developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended February 28, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At February 28, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $106,570,215 and unrealized appreciation $806,468,014. In addition, the fund had $1,228,157 of late year ordinary losses, which were deferred for tax purposes to the first day of the following fiscal year.
The tax character of distributions paid to shareholders during the fiscal years ended February 28, 2026 and February 28, 2025 were as follows: long-term capital gains $244,649,380 and $61,998,658, respectively.
During the period ended February 28, 2026, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased total distributable earnings (loss) by $8,099,087 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
The Adviser had contractually agreed, from March 1, 2025 through June 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded .78% of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from June 30, 2025 through June 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding expenses described above) exceed .75% of the value of the fund’s average daily net assets. On or after June 30, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,008,565 during the period ended February 28, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended February 28, 2026, the Distributor retained $17,490 from commissions earned on sales of the fund’s Class A shares and $10 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2026, Class C shares were charged $23,219 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, Class A, Class C and Class Z shares were charged $1,789,950, $7,740 and $341,011, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management

NOTES TO FINANCIAL STATEMENTS (continued)
fees are related to fund subscriptions and redemptions. During the period ended February 28, 2026, the fund was charged $146,348 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $26,758.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $17,982 pursuant to the custody agreement.
During the period ended February 28, 2026, the fund was charged $26,366 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $16,383 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $930,603, Distribution Plan fees of $1,642, Shareholder Services Plan fees of $138,155, Custodian fees of $6,250, Chief Compliance Officer fees of $5,919, Transfer Agent fees of $39,075 and shareholder and regulatory reports service fees of $13,333, which are offset against an expense reimbursement currently in effect in the amount of $106,160.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2026, amounted to $718,208,784 and $945,937,473, respectively.
At February 28, 2026, the cost of investments for federal income tax purposes was $803,456,952; accordingly, accumulated net unrealized appreciation on investments was $806,466,317, consisting of $861,497,102 gross unrealized appreciation and $55,030,785 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Research Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Research Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
April 22, 2026

IMPORTANT TAX INFORMATION (Unaudited)
The fund hereby reports $1.0534 per share as a long-term capital gain distribution paid on June 24, 2025 and $2.0710 per share as a long-term capital gain distribution paid on December 8, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $171,469.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6232NCSRAR0226

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Not applicable.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Research Growth Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)